Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
INTEREST INCOME
Loans receivable	$ 470,523	$ 454,085	$ 437,002
Mortgage-backed securities	60,612	62,949	71,392
Investment securities and cash equivalents	17,783	19,759	22,159
Total Income	548,918	536,793	530,553
INTEREST EXPENSE
Customer accounts	52,023	52,485	51,054
FHLB advances	64,969	64,059	66,018
Interest expense	116,992	116,544	117,072
Net interest income	431,926	420,249	413,481
Provision (release) for loan losses	(2,100)	(6,250)	(11,162)
Net interest income after provision (release) for loan losses	434,026	426,499	424,643
OTHER INCOME
Gain on sale of investment securities	3,499	0	9,641
Prepayment penalty on long-term debt	0	0	(10,554)
Loan fee income	4,290	5,548	8,788
Deposit fee income	22,643	21,738	22,459
Other income	21,783	19,750	10,089
Noninterest income	52,215	47,036	40,423
OTHER EXPENSE
Compensation and benefits	112,257	112,884	119,939
Occupancy	35,260	33,568	33,956
FDIC insurance premiums	11,410	11,824	7,916
Product delivery	13,972	17,060	22,325
Information technology	28,859	30,982	15,976
Other expense	29,761	29,129	24,739
Noninterest expense	231,519	235,447	224,851
Gain (loss) on real estate owned, net	1,494	10,046	9,304
Income before income taxes	256,216	248,134	249,519
Income tax expense (benefit)
Current	92,795	60,773	86,477
Deferred	(10,111)	23,312	2,726
Income taxes	82,684	84,085	89,203
NET INCOME	$ 173,532	$ 164,049	$ 160,316
PER SHARE DATA
Basic earnings per share (in dollars per share)	$ 1.95	$ 1.79	$ 1.68
Diluted earnings per share (in dollars per share)	1.94	1.78	1.67
Dividends paid on common stock per share (in dollars per share)	$ 0.84	$ 0.55	$ 0.54
Basic weighted average number of shares outstanding (in shares)	88,905,457	91,399,038	95,644,639
Diluted weighted average number of shares outstanding (in shares)	89,224,207	91,912,918	96,053,959